As filed with the Securities and Exchange Commission on April 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2015 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 6.4%
	Access Financial Manufactured Housing Contract Trust
$373,336	7.650%, due 5/15/21, Series 1995-1, Class B1	$220,033
	American Residential Properties Trust
770,000	2.523%, due 9/17/31, Series 2014-SFR1, Class C (a)(d)	772,426
	Business Loan Express
466,276	0.721%, due 7/25/28, Series 2002-1A, Class A (a)(d)	410,735
328,181	1.171%, due 4/25/29, Series 2003-1A, Class A (a)(d)(f)	308,490
	Cajun Global, LLC
651,000	5.955%, due 2/20/41, Series 2011-1, Class A2 (d)	666,020
	CAN Capital Funding, LLC
1,210,000	3.117%, due 4/15/20, Series 2014-1A, Class A (d)(f)	1,208,866
	GE Business Loan Trust
83,836	0.463%, due 5/15/32, Series 2004-1, Class A (a)(d)	81,094
	KeyCorp Student Loan Trust
808,334	0.764%, due 1/25/37, Series 2003-A, Class 2B (a)	695,708
	National Collegiate Student Loan Trust
591,000	0.635%, due 6/25/29, Series 2004-1, Class A3 (a)	487,197
	Newtek Small Business Loan Trust
1,475,514	3.618%, due 4/25/40, Series 2014-1, Class A (a)(d)(f)	1,475,514
	Oakwood Mortgage Investors, Inc.
269,053	0.423%, due 9/15/17, Series 2002-A, Class A1 (a)	238,730
	Structured Asset Securities Corp.
1,079,243	3.357%, due 1/25/31, Series 2003-AL2, Class A (d)	1,055,925
	Vericrest Opportunity Loan Trust
800,000	4.250%, due 9/25/43, Series 2014-NPL6, Class A2 (d)(f)	786,750
860,000	4.750%, due 11/25/54, Series 2014-NPL9, Class A2 (d)(f)	847,735
	Westgate Resorts, LLC
1,063,874	3.250%, due 12/20/26, Series 2014-1A, Class B (d)	1,065,945
	Total Asset-Backed Securities (cost $10,311,949)	10,321,168

	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.3%
	GNMA REMIC Trust
96,121	1.883%, due 3/16/46, Series 2013-46, Class AC (a)	93,938
5,888,667	2.873%, due 8/16/52, Series 2012-25, Class IO (a)	337,889
	Total Commercial Mortgage-Backed Securities - Agency (cost $509,482)	431,827

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 19.0%
	Banc of America Commercial Mortgage Trust
570,000	5.243%, due 12/10/42, Series 2004-6, Class G (a)(d)	293,582
660,000	5.576%, due 6/10/49, Series 2007-3, Class AJ (a)	688,166
	Barclays Commercial Mortgage Securities, LLC
770,000	3.172%, due 8/15/27, Series 2014-BXO, Class D (a)(d)	771,992
	Bayview Commercial Asset Trust
615,130	0.621%, due 4/25/35, Series 2005-1, Class M2 (a)(d)	540,454
512,570	0.571%, due 4/25/36, Series 2006-1, Class M2 (a)(d)	416,724
11,115,938	4.521%, due 12/25/37, Series 2007-6A, Class IO (d)	326,809
21,067,355	4.241%, due 4/25/38, Series 2008-2, Class SIO (a)(d)	922,426
	Bayview Financial Asset Trust
735,856	0.971%, due 3/25/37, Series 2007-SR1A, Class M1 (a)(d)(f)	647,553
	Bear Stearns Commercial Mortgage Securities Trust
1,800,000	5.435%, due 3/11/39, Series 2006-PW11, Class D (a)(d)	1,635,292
478,000	4.898%, due 6/11/41, Series 2005-PWR8, Class D	437,818
510,000	5.611%, due 9/11/41, Series 2006-PW13, Class AJ (a)	523,358
33,403,237	0.094%, due 6/11/50, Series 2007-PW18, Class X1 (a)(d)	205,129
	Business Loan Express Business Loan Trust
336,097	0.971%, due 6/27/33, Series 2005-1A, Class M (a)(d)(f)	285,683
	CNL Commercial Mortgage Loan Trust
104,225	0.814%, due 10/20/27, Series 2001-1A, Class A (a)(d)	95,638
160,519	2.674%, due 10/20/27, Series 2001-1A, Class B (a)(d)(f)	142,862
439,590	0.894%, due 3/23/28, Series 2001-2A, Class A (a)(d)	403,540
161,704	0.771%, due 10/25/28, Series 2002-1A, Class A (a)(d)	146,548

164,839	0.972%, due 3/27/29, Series 2002-2A, Class A (a)(d)	150,694
166,731	0.611%, due 10/25/30, Series 2003-2A, Class A1 (a)(d)	144,517
458,053	0.673%, due 5/15/31, Series 2003-1A, Class A1 (a)(d)	417,049
	Comm Mortgage Trust
1,600,000	5.377%, due 12/10/46, Series 2006-C8, Class AJ	1,625,498
	Credit Suisse First Boston Mortgage Securities
1,450,000	5.792%, due 1/15/37, Series 2004-C1, Class H (a)(d)	1,397,131
350,000	5.564%, due 11/15/37, Series 2004-C5, Class H (a)(d)	262,629
980,000	5.271%, due 8/15/38, Series 2005-C4, Class E (a)(d)	958,254
	Credit Suisse Commerical Mortgage Trust
1,000,000	5.538%, due 9/15/39, Series 2006-C4, Class AJ (a)	1,005,408
1,170,000	5.895%, due 9/15/39, Series 2007-C4, Class AJ (a)	1,219,089
	GE Commercial Mortgage Corp.
500,000	5.315%, due 11/10/45, Series 2005-C4, Class AJ (a)	503,469
	Invitation Homes Trust
300,000	2.400%, due 12/17/30, Series 2013-SFR1, Class D (a)(d)	298,099
910,000	1.673%, due 6/17/31, Series 2014-SFR1, Class B (a)(d)	905,908
	JP Morgan Chase Commercial Mortgage Securities Trust
1,240,000	4.980%, due 9/12/37, Series 2005-CB12, Class B (a)	1,171,585
800,000	5.309%, due 7/15/41, Series 2004-LN2, Class D (a)	733,658
100,000	5.876%, due 4/15/45, Series 2006-LDP7, Class B (a)	72,188
805,000	6.012%, due 2/15/51, Series 2007-LDP12, Class B (a)	787,950
	LB Commercial Mortgage Loan Trust
300,000	5.906%, due 7/15/44, Series 2007-C3, Class AJ (a)	306,018
	LB-UBS Commercial Mortgage Trust
2,672,500	4.979%, due 1/15/36, Series 2004-C1, Class E (a)	2,681,726
440,000	5.094%, due 12/15/39, Series 2004-C8, Class G (a)(d)	439,982
	Lehman Brothers Small Balance Commercial
971,741	0.421%, due 2/25/30, Series 2005-1A, Class A (a)(d)	919,133
486,328	1.121%, due 2/25/30, Series 2005-1A, Class B (a)(d)	389,618
124,370	0.421%, due 9/25/30, Series 2005-2A, Class 1A (a)(d)	112,821
56,965	0.391%, due 4/25/31, Series 2006-1A, Class 1A (a)(d)	53,138
94,563	0.401%, due 4/25/31, Series 2006-1A, Class 2A (a)(d)	81,531
	ML-CFC Commercial Mortgage Trust
190,000	5.877%, due 6/12/46, Series 2006-2, Class B (a)(d)	188,517
2,000,000	0.352%, due 8/12/48, Series 2007-5, Class AMFL (a)(d)	1,889,978
	Morgan Stanley Capital I Trust
660,000	5.070%, due 12/13/41, Series 2005-T17, Class E (a)(d)	320,770
	Velocity Commercial Capital Loan Trust
1,869,000	6.052%, due 9/25/44, Series 2014-1, Class M2 (a)(d)(f)	1,869,000
	Wachovia Bank Commercial Mortgage Trust
400,000	5.359%, due 12/15/44, Series 2005-C22, Class B (a)	400,210
690,000	5.672%, due 10/15/48, Series 2006-C28, Class B (a)	677,611
220,000	5.368%, due 11/15/48, Series 2006-C29, Class AJ (a)	223,892
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $30,963,380)	30,690,645

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.2%
	FNMA REMIC Trust
217,618	2.000%, due 10/25/40, Series 2013-53, Class CB	214,820
	GNMA II Pool
83,969	2.522%, due 9/20/63, Series #899223 (a)	90,837
	Total Residential Mortgage-Backed Securities - Agency (cost $283,306)	305,657

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 64.2%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 2000-LB1, Class AF5 (a)	612,508
	Accredited Mortgage Loan Trust
453,792	4.330%, due 6/25/33, Series 2003-1, Class A-1	412,030
	ACE Security Corp. Home Equity Loan Trust
379,133	1.341%, due 7/25/33, Series 2003-NC1, Class M1 (a)	361,032
	Adjustable Rate Mortgage Trust
46,842	2.740%, due 8/25/35, Series 2005-4, Class 3A1 (a)	46,044
213,573	2.756%, due 9/25/35, Series 2005-5, Class 2A1 (a)	196,312
419,341	0.711%, due 11/25/35, Series 2005-6A, Class 1A1 (a)	350,803
	Aegis Asset Backed Securities Trust
1,555,006	1.221%, due 1/25/34, Series 2003-3, Class M1 (a)	1,486,706

	AFC Home Equity Loan Trust
135,663	1.101%, due 11/24/28, Series 1998-4, Class 2A2 (a)	121,872
737,633	1.051%, due 2/25/29, Series 1999-1, Class 1A1 (a)	637,181
178,145	0.921%, due 10/25/30, Series 2000-3, Class 1A (a)(d)	159,177
	American Home Mortgage Investment Trust
95,498	5.064%, due 9/25/35, Series 2005-2, Class 5A1 (a)	94,401
335,660	6.100%, due 1/25/37, Series 2007-A, Class 13A1 (d)	197,381
237,642	1.970%, due 4/25/44, Series 2004-1, Class 3A (a)	233,010
	Amresco Residential Securities Mortgage Loan Trust
1,611,691	6.156%, due 11/25/29, Series 1999-1, Class M1 (a)	1,461,595
	Asset Backed Funding Certificates
84,605	2.271%, due 2/25/32, Series 2002-WF2, Class M2 (a)	82,293
	Banc of America Alternative Loan Trust
686,434	5.500%, due 12/25/33, Series 2003-10, Class 3A1	705,296
245,765	6.000%, due 7/25/34, Series 2004-6, Class 3A3	254,537
1,620,392	6.000%, due 1/25/37, Series 2006-9, Class 2NC1	1,130,705
	Banc of America Funding Corp.
95,239	2.669%, due 12/20/34, Series 2004-B, Class 1A1 (a)	80,450
178,573	2.669%, due 12/20/34, Series 2004-B, Class 1A2 (a)	150,844
931,671	2.769%, due 12/20/34, Series 2004-B, Class 3A2 (a)	549,107
36,481	2.802%, due 12/20/34, Series 2004-C, Class 1B2 (a)	34,509
1,494,601	2.877%, due 12/20/34, Series 2004-C, Class 3A1 (a)	1,433,115
2,772,139	5.450%, due 9/20/35, Series 2005-F, Class 1X (a)	227,918
222,132	45.039%, due 7/25/47, Series 2007-5, Class 7A2 (a)	340,559
	Banc of America Mortgage Securities
246,841	4.992%, due 12/26/22, Series 2007-4, Class 2A3 (a)	241,625
160,952	5.500%, due 1/25/34, Series 2003-10, Class 1A2	162,187
	Bayview Financial Acquisition Trust
847,000	0.819%, due 6/28/44, Series 2005-C, Class M3 (a)	690,475
	Bayview Financial Asset Trust
1,169,306	0.621%, due 3/25/37, Series 2007-SR1A, Class A (a)(d)	1,016,952
399,849	1.071%, due 3/25/37, Series 2007-SR1A, Class M2 (a)(d)(f)	339,871
	Bayview Financial Revolving Asset Trust
3,435,394	1.102%, due 12/28/40, Series 2005-E, Class A2A (a)(d)	2,576,040
3,016,023	1.172%, due 12/28/40, Series 2005-E, Class A1 (a)(d)	2,259,619
	Bear Stearns Adjustable Rate Mortgage Trust
376,780	2.693%, due 9/25/34, Series 2004-6, Class 2A2 (a)	276,547
59,468	5.572%, due 2/25/36, Series 2005-12, Class 24A1 (a)	57,476
	Bear Stearns ALT-A Trust
140,626	2.539%, due 11/25/34, Series 2004-11, Class 2A6A (a)	132,118
	Bear Stearns Asset Backed Securities Trust
163,705	5.500%, due 11/25/33, Series 2003-AC6, Class A3	153,977
2,590,083	0.655%, due 9/25/34, Series 2005-CL1, Class A1 (a)	2,502,766
13,572,434	0.533%, due 9/25/35, Series 2005-SD4, Class 1X (a)	383,436
	Bella Vista Mortgage Trust
297,463	0.714%, due 2/22/35, Series 2005-1, Class 2A (a)	260,557
	Carrington Mortgage Loan Trust
38,243	0.271%, due 6/25/37, Series 2007-HE1, Class A1 (a)	38,109
	CDC Mortgage Capital Trust
346,161	0.791%, due 1/25/33, Series 2002-HE1, Class A (a)	330,406
183,416	2.646%, due 3/25/34, Series 2003-HE4, Class M2 (a)	166,694
	Chase Funding Mortgage Loan Asset-Backed Certificates
182,785	6.333%, due 4/25/32, Series 2002-2, Class 1A5	186,845
357,187	5.159%, due 11/25/32, Series 2003-4, Class 1M1 (a)	326,521
	CIT Group Home Equity Loan Trust
532,951	6.710%, due 2/25/33, Series 2002-1, Class AF5	533,942
	Citicorp Mortgage Securities Trust
360,708	5.500%, due 6/25/36, Series 2006-3, Class 3A1	363,635
139,438	5.500%, due 7/25/37, Series 2007-6, Class 3A1	136,208
	Citigroup Mortgage Loan Trust
487,953	6.000%, due 7/25/34, Series 2004-NCM1, Class 2A2	505,859
260,062	2.657%, due 7/25/36, Series 2006-AR5, Class 1A3A (a)	216,362
261,483	6.333%, due 1/25/37, Series 2007-OPX1, Class A4B	188,760
926,224	2.932%, due 9/25/37, Series 2007-10, Class 2A3A (a)	751,449
	CitiMortgage Alternative Loan Trust
280,942	6.000%, due 10/25/36, Series 2006-A5, Class 3A1	233,160
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E, Class B1 (a)(f)	371,130

	Countrywide Alternative Loan Trust
389,563	7.000%, due 9/25/34, Series 2004-J8, Class 1A1	406,169
378,219	5.500%, due 12/25/35, Series 2005-57CB, Class 3A3	330,817
299,675	6.000%, due 2/25/37, Series 2006-45T1, Class 1A15	238,893
189,724	6.000%, due 8/25/37, Series 2008-2R, Class 2A1	156,641
143,396	6.000%, due 8/25/37, Series 2008-2R, Class 3A1	114,399
	Countrywide Home Equity Loan Trust
290,652	0.393%, due 12/15/29, Series 2004-G, Class 2A (a)	245,240
	Countrywide Home Loans
209,798	5.000%, due 6/25/18, Series 2003-15, Class 2A1	212,415
134,761	2.476%, due 8/25/34, Series 2004-12, Class 12A1 (a)	119,276
1,006,174	2.316%, due 10/20/34, Series 2004-15, Class 3A (a)	857,477
112,394	5.500%, due 10/25/34, Series 2004-19, Class A15	105,002
192,082	6.000%, due 10/25/34, Series 2005-8R, Class A3	194,521
76,040	0.491%, due 3/25/35, Series 2005-2, Class 1A1 (a)	60,092
799,932	6.000%, due 3/25/35, Series 2005-R1, Class 2A1 (d)	810,224
745,604	2.743%, due 4/25/35, Series 2005-11, Class 1A2 (a)	664,739
83,883	18.367%, due 1/25/36, Series 2005-30, Class A2 (a)	108,983
169,449	2.474%, due 4/20/36, Series 2006-HYB2, Class 3A1 (a)	140,068
143,133	6.000%, due 12/25/36, Series 2008-2R, Class A1	137,981
233,724	2.567%, due 3/25/37, Series 2007-HYB1, Class 3A1 (a)	199,234
	Credit Suisse First Boston Mortgage Securities Corp.
64,161	7.500%, due 6/25/20, Series 1997-2, Class A (d)	64,534
563,228	5.196%, due 5/25/32, Series 2002-10, Class 1M2 (a)	532,740
222,190	2.236%, due 3/25/33, Series 2003-AR9, Class CB1 (a)	184,800
1,041,471	1.771%, due 2/25/34, Series 2004-AR1, Class 6M2 (a)	879,182
	Credit Suisse Mortgage Trust
414,352	5.000%, due 4/25/29, Series 2007-5, Class 9A2	408,991
238,019	5.750%, due 12/26/35, Series 2005-1R, Class 2A5 (d)	211,194
607,406	6.000%, due 5/27/36, Series 2009-12R, Class 15A1 (d)	629,895
98,335	6.500%, due 7/26/36, Series 2007-5R, Class A5	60,671
1,036,985	5.500%, due 11/25/36, Series 2006-9, Class 2A1	1,016,835
3,027,917	6.500%, due 11/25/36, Series 2006-9, Class 4A13	2,969,675
783,052	2.716%, due 4/30/37, Series 2011-6R, Class 4A2 (a)(d)	547,708
483,476	5.383%, due 2/15/40, Series 2010-RR4, Class 1BA (a)(d)	503,379
	CSAB Mortgage Backed Trust
110,487	5.898%, due 5/25/37, Series 2007-1, Class 1A1A (a)	63,978
	Delta Funding Home Equity Loan Trust
651,772	8.590%, due 5/15/30, Series 2000-1, Class M2	658,160
	Deutsche Alt-A Securities, Inc.
190,722	5.500%, due 12/25/35, Series 2005-6, Class 1A3	162,880
2,118,907	0.381%, due 5/25/37, Series 2007-AR3, Class 1A2 (a)	1,664,310
	EMC Mortgage Loan Trust
150,213	0.911%, due 5/25/40, Series 2001-A, Class A (a)(d)	136,459
	Encore Credit Receivables Trust
210,000	0.661%, due 10/25/35, Series 2005-3, Class M2 (a)	205,622
	EquiFirst Mortgage Loan Trust
949,254	0.651%, due 1/25/34, Series 2004-1, Class 1A1 (a)	903,798
301,082	0.651%, due 4/25/35, Series 2005-1, Class M3 (a)	245,405
	Equity One ABS, Inc.
1,427,342	0.811%, due 5/25/32, Series 2001-3, Class AV1 (a)	1,192,877
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1 (a)	81,178
97,674	5.221%, due 2/25/33, Series 2002-4, Class M1 (a)	97,951
	First Franklin Mortgage Loan Trust
710,974	0.791%, due 11/25/31, Series 2001-FF2, Class A1 (a)	641,714
	First Horizon Alternative Mortgage Securities
240,853	0.671%, due 4/25/35, Series 2005-FA2, Class 1A1 (a)	189,474
960,729	2.250%, due 5/25/35, Series 2005-AA3, Class 2A1 (a)	765,761
	First Horizon Mortgage Pass-Through Trust
174,621	6.000%, due 8/25/36, Series 2006-2, Class 1A7	170,171
386,187	6.000%, due 2/25/37, Series 2006-4, Class 1A11	336,168
343,001	2.383%, due 7/25/37, Series 2007-AR2, Class 2A1 (a)	287,548
	GMACM Home Equity Loan Trust
1,177,884	5.120%, due 4/25/33, Series 2003-HE2, Class A4	1,195,735
	GS Mortgage Securities Corp.
103,360	7.500%, due 9/25/36, Series 2008-2R, Class 1A1 (a)(d)	88,578
934,348	7.500%, due 10/25/36, Series 2008-2R, Class 2A1 (a)(d)	788,046

	GSAA Home Equity Trust
177,981	0.441%, due 7/25/37, Series 2007-7, Class A4 (a)	146,162
	GSMPS Mortgage Loan Trust
202,355	7.562%, due 5/19/27, Series 1998-2, Class A (a)(d)	205,647
110,463	8.000%, due 1/25/36, Series 2006-RP1, Class 1A3 (d)	113,066
703,547	8.500%, due 1/25/36, Series 2006-RP1, Class 1A4 (d)	768,432
	GSR Mortgage Loan Trust
126,976	4.500%, due 1/25/21, Series 2006-2F, Class 5A1	121,423
1,385,694	0.471%, due 4/25/32, Series 2004-4, Class 2A4 (a)	1,182,925
242,246	7.479%, due 1/25/34, Series 2004-2F, Class 7A2 (a)	42,294
454,820	2.543%, due 9/25/34, Series 2004-11, Class 1A1 (a)	430,924
389,273	6.539%, due 11/25/34, Series 2004-13F, Class B1 (a)	259,736
148,553	0.501%, due 12/25/34, Series 2004-14, Class 2A1 (a)	126,373
861,558	2.758%, due 10/25/35, Series 2005-AR5, Class 1A1 (a)	764,432
143,144	5.500%, due 3/25/36, Series 2006-3F, Class 1A2	128,943
	HarborView Mortgage Loan Trust
316,500	2.694%, due 2/25/36, Series 2006-2, Class 1A (a)	239,580
369,513	3.431%, due 6/19/36, Series 2006-3, Class 1A (a)	245,609
	Home Equity Asset Trust
200,000	0.598%, due 2/25/36, Series 2005-8, Class M1 (a)	176,560
	IMC Home Equity Loan Trust
729,362	6.629%, due 8/20/29, Series 1998-3, Class A7	760,209
	Impac CMB Trust
358,212	5.216%, due 12/25/32, Series 2002-9F, Class A1	360,884
114,128	1.011%, due 10/25/33, Series 2003-11, Class 2A1 (a)	114,238
381,983	1.071%, due 10/25/33, Series 2003-8, Class 2A1 (a)	379,792
157,127	0.991%, due 8/25/34, Series 2004-8, Class 3A (a)	148,575
186,025	1.821%, due 10/25/34, Series 2004-5, Class 1M4 (a)	170,159
406,877	1.896%, due 10/25/34, Series 2004-6, Class M4 (a)	355,598
703,325	1.821%, due 5/25/35, Series 2005-4, Class 2B1 (a)	701,714
34,945	0.921%, due 2/25/36, Series 2005-8, Class 2M2 (a)	32,450
	IndyMac INDX Mortgage Loan Trust
110,938	0.971%, due 5/25/34, Series 2004-AR10, Class 2A1 (a)	101,712
600,069	3.262%, due 11/25/34, Series 2004-AR9, Class 1A (a)	492,909
340,177	2.355%, due 6/25/35, Series 2005-AR7, Class 1A1 (a)	251,204
899,917	4.516%, due 12/25/35, Series 2006-R1, Class A3 (a)	723,391
258,192	2.614%, due 9/25/36, Series 2006-AR25, Class 6A1 (a)	236,238
	Irwin Home Equity
171,048	2.046%, due 1/25/34, Series 2004-A, Class M2 (a)	165,082
342,630	5.900%, due 9/25/37, Series 2006-3, Class 2A4 (d)	346,036
	Jefferies Securitization Trust
117,084	5.118%, due 7/26/37, Series 2009-R7, Class 9A1 (a)(d)	116,932
	JP Morgan Mortgage Trust
75,096	2.566%, due 2/25/35, Series 2005-A1, Class 4A1 (a)	75,832
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-RR6A, Class A3 (d)	404,396
445,000	6.250%, due 9/26/36, Series 2010-RR10A, Class A3 (d)	456,375
318,729	6.250%, due 10/26/36, Series 2010-RR2A, Class A4 (d)	228,265
223,000	6.000%, due 8/26/37, Series 2010-RR15A, Class A3 (d)	224,106
	Lehman Mortgage Trust
725,544	5.800%, due 1/25/36, Series 2005-3, Class 2A5	705,572
729,658	5.000%, due 4/25/36, Series 2006-2, Class 4A1	720,081
156,014	0.000%, due 6/25/37, Series 2007-5, Class PO1 (e)	116,491
353,389	0.000%, due 10/25/37, Series 2007-9, Class AP (e)	245,003
	Lehman Structured Securities Corp.
140,919	0.000%, due 7/26/24, Series 2002-GE1, Class A (d)(e)(f)	110,269
	MASTR Adjustable Rate Mortgages Trust
398,834	0.501%, due 12/25/34, Series 2004-15, Class 6A1 (a)	341,400
26,782	2.503%, due 7/25/35, Series 2005-6, Class 5A1 (a)	22,880
	MASTR Alternative Loan Trust
183,534	4.500%, due 9/25/19, Series 2004-10, Class 1A1	182,345
	MASTR Asset Backed Securities Trust
435,770	1.896%, due 2/25/34, Series 2004-WMC1, Class M2 (a)	433,177
	MASTR Reperforming Loan Trust
129,827	6.000%, due 8/25/34, Series 2005-1, Class 1A1 (d)	128,358
662,641	0.521%, due 5/25/35, Series 2005-2, Class 1A1F (a)(d)	575,436

	Merrill Lynch Mortgage Investors Trust
93,891	2.136%, due 3/25/33, Series 2003-A2, Class 2M1 (a)	80,168
	Merrill Lynch Mortgage Synthetic
1,863,222	0.919%, due 6/28/35, Series 2005-ACR1, Class M2 (a)(d)	1,731,922
310,000	0.962%, due 6/28/35, Series 2005-ACR1, Class M3 (a)(d)	253,135
	MLCC Mortgage Investors, Inc.
465,751	2.127%, due 4/25/35, Series 2005-1, Class 2A3 (a)	411,230
257,241	2.330%, due 9/25/37, Series 2007-3, Class 1A2 (a)	229,636
	Morgan Stanley Dean Witter Capital I Trust
192,251	1.596%, due 10/25/31, Series 2001-NC3, Class M1 (a)	185,525
94,343	1.446%, due 2/25/32, Series 2001-AM1, Class M1 (a)	87,613
	Morgan Stanley Mortgage Loan Trust
303,528	2.423%, due 9/25/34, Series 2004-7AR, Class 2A7 (a)	290,822
492,581	6.000%, due 6/25/36, Series 2006-7, Class 5A2	442,868
	New Century Alternative Mortgage Loan Trust
112,276	5.712%, due 10/25/36, Series 2006-ALT2, Class AF2 (a)	66,306
	Nomura Asset Acceptance Corp.
435,680	6.840%, due 2/19/30, Series 2001-R1A, Class A (a)(d)	435,276
471,078	7.500%, due 3/25/34, Series 2004-R1, Class A2 (d)	488,794
237,656	0.621%, due 2/25/35, Series 2004-R3, Class AF (a)(d)	204,585
2,775,354	0.431%, due 7/25/35, Series 2005-AR3, Class 1A1 (a)	2,204,239
590,924	5.318%, due 8/25/35, Series 2005-AP3, Class A3 (a)	452,433
1,098,748	5.420%, due 6/25/36, Series 2006-AF1, Class 5A (a)	979,001
	Option One Mortgage Loan Trust
39,872	1.371%, due 1/25/32, Series 2001-4, Class M1 (a)	34,460
	PAMEX Mortgage Trust
221,676	1.871%, due 7/25/29, Series 1999-A, Class M2 (a)(d)(f)	189,670
	PHH Alternative Mortgage Trust
167,549	6.000%, due 5/25/37, Series 2007-2, Class 3A1	148,884
	Prime Mortgage Trust
697,897	7.000%, due 7/25/34, Series 2005-5, Class 1A1	709,961
158,046	8.000%, due 7/25/34, Series 2005-5, Class 1A3	173,751
1,224,279	6.000%, due 5/25/35, Series 2006-DR1, Class 2A2 (d)	1,225,443
169,695	5.500%, due 6/25/36, Series 2006-1, Class 1A1	154,640
595,211	6.250%, due 11/25/36, Series 2006-2, Class 1A15	572,123
	Provident Bank Home Equity Loan Trust
408,000	3.668%, due 1/25/30, Series 1998-4, Class A9 (a)	330,658
610,268	0.691%, due 3/25/30, Series 2000-1, Class A1 (a)	495,862
	RBSGC Mortgage Pass-Through Certificates
452,417	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	399,873
	RBSSP Resecuritization Trust
1,853,703	1.500%, due 7/26/37, Series 2010-4, Class 7A1X (d)	21,659
	Renaissance Home Equity Loan Trust
2,340,514	0.591%, due 11/25/34, Series 2004-3, Class AV1 (a)	2,156,999
	Residential Accredit Loans, Inc.
461,750	0.441%, due 5/25/46, Series 2006-QO5, Class 3A4 (a)	225,247
	Residential Asset Mortgage Products, Inc.
277,229	5.700%, due 10/25/31, Series 2001-RS3, Class AI5 (a)	281,512
201,847	5.910%, due 1/25/32, Series 2002-RS1, Class AI5 (a)	208,463
32,527	5.350%, due 6/25/32, Series 2004-RS7, Class AI4 (a)	31,896
250,540	0.791%, due 6/25/33, Series 2003-RS5, Class AIIB (a)	229,541
2,570,000	0.551%, due 3/25/36, Series 2006-RS2, Class A3B (a)	2,151,017
	Residential Asset Securities Corp.
220,359	7.279%, due 4/25/32, Series 2002-KS2, Class AI5	225,817
483,655	4.620%, due 10/25/34, Series 2004-KS9, Class AI6 (a)	429,388
1,420,000	0.451%, due 4/25/36, Series 2006-EMX3, Class A3 (a)	1,180,075
	Residential Asset Securitization Trust
371,272	5.000%, due 8/25/19, Series 2004-A6, Class A1	369,658
	Residential Funding Mortgage Securities I, Inc.
340,000	4.750%, due 6/25/33, Series 2003-S13, Class A1	343,915
314,588	5.500%, due 9/25/33, Series A-503-S17, Class A5	328,313
87,164	5.500%, due 9/25/33, Series 2003-S17, Class A3	88,025
623,983	2.698%, due 8/25/35, Series 2005-SA3, Class 1A (a)	481,798
199,111	0.000%, due 6/25/36, Series 2006-S5, Class A4 (e)	126,996
230,012	3.504%, due 11/25/36, Series 2006-SA4, Class 2A1 (a)	205,204
	Residential Fundings Securities Corp.
1,792,666	1.031%, due 3/25/33, Series 2002-RP1, Class A1 (a)(d)	1,616,275

	Salomon Brothers Mortgage Securities VII
355,102	2.346%, due 3/25/32, Series 2002-CIT1, Class M3 (a)	318,213
	Saxon Asset Securities Trust
625,826	2.271%, due 7/25/30, Series 2000-2, Class BV2 (a)	615,578
	Security National Mortgage Loan Trust
164,205	0.821%, due 11/25/34, Series 2004-2, Class AV (a)(d)	147,461
366,467	0.451%, due 1/25/37, Series 2006-3A, Class A1 (a)(d)	354,746
258,789	0.521%, due 4/25/37, Series 2007-1, Class 2A (a)(d)	214,703
	Sequoia Mortgage Trust
825,730	0.544%, due 10/20/35, Series 2005-4, Class 1A2 (a)	728,134
1,361,398	2.727%, due 9/20/46, Series 2007-1, Class 4A1 (a)	1,114,616
	Southern Pacific Secured Assets Corp.
427,361	7.080%, due 3/25/28, Series 1998-1, Class A6 (a)	427,611
	SunTrust Adjustable Rate Mortgage Loan Trust
500,491	2.593%, due 2/25/37, Series 2007-1, Class 1A1 (a)	422,223
	Structured Adjustable Rate Mortgage Loan Trust
529,713	2.414%, due 7/25/34, Series 2004-8, Class 2A2 (a)	498,234
155,149	2.440%, due 3/25/35, Series 2005-4, Class 1A1 (a)	139,792
1,192,279	2.564%, due 8/25/35, Series 2005-17, Class 3A1 (a)	1,105,045
239,386	2.512%, due 11/25/35, Series 2005-21, Class 3A1 (a)	191,965
314,565	2.461%, due 7/25/36, Series 2006-6, Class 1A1 (a)	262,115
580,052	2.537%, due 6/25/37, Series 2007-5, Class 2A1 (a)	527,932
	Structured Asset Investment Loan Trust
381,214	1.221%, due 8/25/33, Series 2003-BC9, Class M1 (a)	357,558
	Structured Asset Securities Corp.
154,808	8.387%, due 12/25/29, Series 2004-SC1, Class A (a)(d)	164,338
592,025	2.536%, due 7/25/32, Series 2002-14A, Class 1A1 (a)	568,331
290,270	2.378%, due 7/25/33, Series 2003-24A, Class 5A (a)	282,814
226,435	2.482%, due 11/25/33, Series 2003-34A, Class 3A6 (a)	215,234
30,383	4.920%, due 3/25/34, Series 2004-6XS, Class M1	30,466
444,942	0.521%, due 4/25/35, Series 2005-RF2, Class A (a)(d)	371,312
359,945	0.611%, due 6/25/35, Series 2005-9XS, Class 2A3 (a)	309,709
1,720,000	0.471%, due 1/25/37, Series 2007-GEL1, Class A3 (a)(d)	1,098,728
1,472,457	0.451%, due 5/25/47, Series 2007-RM1, Class A1 (a)(d)(f)	1,200,052
	TBW Mortgage-Backed Trust
108,685	0.371%, due 9/25/36, Series 2006-4, Class A3 (a)	100,947
	Terwin Mortgage Trust
395,146	0.871%, due 7/25/34, Series 2004-7HE, Class A3 (a)(d)	364,681
799,974	0.481%, due 7/25/36, Series 2005-12AL, Class AV2 (a)	762,039
	Wachovia Mortgage Loan Trust, LLC
260,050	2.672%, due 8/20/35, Series 2005-A, Class 1A1 (a)	215,630
279,706	2.490%, due 10/20/35, Series 2005-B, Class 1A1 (a)	241,792
	WAMU Mortgage Pass-Through Certificates
336,689	2.261%, due 10/25/36, Series 2006-AR12, Class 1A1 (a)	303,813
205,139	1.936%, due 7/25/42, Series 2002-AR9, Class 2A (a)	192,931
	Wells Fargo Mortgage Backed Securities Trust
147,459	5.000%, due 5/25/20, Series 2005-5, Class 1A1	152,718
140,769	2.615%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	141,915
461,262	5.250%, due 9/25/35, Series 2005-7, Class A2	451,698
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $102,085,596)	103,404,664

	U.S. GOVERNMENT AGENCIES - 2.0%
	FNMA TBA
3,000,000	3.500%, due 3/15/26 (b)	3,182,051
	Total U.S. Government Agencies (cost $3,175,547)	3,182,051

	SHORT-TERM INVESTMENTS - 7.9%
12,705,985	First American Government Obligations Fund - Class Z, 0.01% (c)	12,705,985
	Total Short-Term Investments (cost $12,705,985)	12,705,985

	Total Investments (cost $160,035,245) - 100.0%	161,041,997
	Liabilities less Other Assets - 0.0%	(4,231)
	TOTAL NET ASSETS - 100.0%	$161,037,766

(a)	Variable rate security. Rate shown reflects the rate in effect at February 28, 2015.
(b)	Security purchased on a when-issued basis. As of February 28, 2015, the total cost of investments purchased on a when-issued basis was $3,175,547 or 2.0% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of February 28, 2015.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2015, the value of these investments was $50,801,529 or 31.6% of total net assets.
(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2015 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 12.6%
	Avis Budget Rental Car Funding AESOP, LLC
$620,000	2.100%, due 3/20/19, Series 2012-3A, Class A (c)	$623,427
	Bush Truck Leasing, LLC
345,873	5.000%, due 9/25/18, Series 2011-AA, Class B (c)	339,175
54,018	5.000%, due 9/25/18, Series 2011-AA, Class C (c)	48,185
	CAN Capital Funding, LLC
550,000	3.117%, due 4/15/20, Series 2014-1A, Class A (c)(d)	549,485
	Conseco Financial Corp.
3,590	6.820%, due 5/15/29, Series 1997-5, Class A6	3,606
	CPS Auto Receivables Trust
97,167	2.820%, due 4/16/18, Series 2011-A, Class A (c)	97,369
	Educational Services of America, Inc.
380,577	0.741%, due 2/26/29, Series 2013-1, Class A (a)(c)	380,822
	GE Business Loan Trust
82,597	0.463%, due 5/15/32, Series 2004-1, Class A (a)(c)	79,896
	Hertz Vehicle Financing, LLC
670,000	1.120%, due 8/25/17, Series 2013-1A, Class A1 (c)	669,331
	KeyCorp Student Loan Trust
427,485	0.764%, due 1/25/37, Series 2003-A, Class 2B (a)	367,922
	Montefiore Medical Center
890,000	3.896%, due 5/20/27 (c)	939,791
	SLM Student Loan Trust
400,000	2.977%, due 9/15/32, Series 2003-C, Class A3 (a)	400,469
150,000	2.987%, due 9/15/32, Series 2003-C, Class A4 (a)	150,176
	Small Business Administration Participation Certificates
131,932	4.727%, due 2/10/19, Series 2009-P10A, Class 1	140,742
180,448	3.080%, due 9/1/19, Series 2009-10E, Class 1	185,699
175,882	4.233%, due 9/10/19, Series 2009-10B, Class 1	184,683
378	0.980%, due 9/1/22, Series 2012-10E, Class 1	372
	Structured Asset Securities Corp.
289,970	3.357%, due 1/25/31, Series 2003-AL2, Class A (c)	283,705
	Westgate Resorts, LLC
652,052	3.250%, due 12/20/26, Series 2014-1A, Class B (c)	653,321
	Total Asset-Backed Securities (cost $6,089,877)	6,098,176

	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 15.0%
	FNMA
8,876,078	0.340%, due 1/25/22, Series 2012-M3, Class X1 (a)	164,443
	GNMA REMIC Trust
194,345	2.237%, due 3/16/33, Series 2011-110, Class A	195,593
235,053	1.738%, due 1/16/34, Series 2011-161, Class A	235,267
662,520	1.350%, due 6/16/37, Series 2013-57, Class A	652,074
20,017	6.000%, due 12/20/39, Series 2010-14, Class QP	21,201
675,600	2.500%, due 8/16/41, Series 2014-52, Class CA (a)	686,631
683,441	2.400%, due 11/16/41, Series 2014-40, Class AC (a)	701,963
496,486	1.723%, due 8/16/42, Series 2013-46, Class AB	482,844
776,394	1.300%, due 2/16/46, Series 2013-68, Class AC	751,890
499,827	1.883%, due 3/16/46, Series 2013-46, Class AC (a)	488,481
1,122,480	1.042%, due 7/16/46, Series 2012-123, Class A	1,041,621
501,597	2.426%, due 3/16/48, Series 2013-78, Class AF	497,039
2,779,278	0.874%, due 1/16/49, Series 2009-4, Class IO (a)	115,405
1,249,169	1.838%, due 8/16/51, Series 2013-15, Class AC	1,189,909
	Total Commercial Mortgage-Backed Securities - Agency (cost $7,342,173)	7,224,361

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 20.4%
	American Homes 4 Rent
400,000	1.600%, due 6/17/31, Series 2014-SFR1, Class B (a)(c)	395,644
	Banc of America Commercial Mortgage Trust
840,000	5.576%, due 6/10/49, Series 2007-3, Class AJ (a)	875,847
177,196	5.754%, due 2/10/51, Series 2007-4, Class A4 (a)	192,722
	Banc of America Large Loan
26,250	4.867%, due 12/20/41, Series 2010-UB4, Class A4B (a)(c)(d)	26,250
	Bear Stearns Commercial Mortgage Securities Trust
135,000	4.750%, due 6/11/41, Series 2005-PWR8, Class AJ	135,926

15,008,765	0.149%, due 1/12/45, Series 2007-T26, Class X1 (a)(c)	60,831
60,733,158	0.094%, due 6/11/50, Series 2007-PW18, Class X1 (a)(c)	372,962
	Citigroup Commercial Mortgage Trust
140,000	5.939%, due 10/15/41, Series 2004-C2, Class H (a)(c)	130,605
	Comm Mortgage Trust
178,119	6.850%, due 8/15/33, Series 2000-C1, Class G (a)(c)	196,307
	Credit Suisse First Boston Mortgage Securities Corp.
430,000	5.564%, due 11/15/37, Series 2004-C5, Class H (a)(c)	322,659
	FFCA Secured Lending Corp.
751,403	7.850%, due 5/18/26, Series 1999-2, Class WA1C (c)(d)	785,216
	Invitation Homes Trust
293,983	1.400%, due 12/17/30, Series 2013-SFR1, Class A (a)(c)	293,200
90,000	1.673%, due 6/17/31, Series 2014-SFR1, Class B (a)(c)	89,595
1,000,000	1.773%, due 9/18/31, Series 2014-SFR2, Class B (a)(c)	999,087
	JP Morgan Chase Commercial Mortgage Securities Trust
820,000	5.337%, due 5/15/47, Series 2006-LDP9, Class AMS	822,834
	LB-UBS Commercial Mortgage Securities Trust
2,401,906	0.659%, due 11/15/38, Series 2006-C7, Class XCL (a)(c)	23,267
32,010	4.856%, due 2/15/40, Series 2005-C1, Class D (a)	32,052
	Lehman Brothers Small Balance Commericial Mortgage Pass-Through Certificates
225,372	1.121%, due 2/25/30, Series 2005-1A, Class B (a)(c)	180,555
	ML-CFC Commercial Mortgage Trust
500,000	5.877%, due 6/12/46, Series 2006-2, Class B (a)(c)	496,097
	Morgan Stanley Capital I Trust
1,050,000	5.070%, due 12/13/41, Series 2005-T17, Class E (a)(c)	510,316
23,136	0.422%, due 4/12/49, Series 2007-HQ12, Class A2FL (a)	23,126
200,000	4.770%, due 7/15/56, Series 2005-IQ9, Class AJ	205,950
	Morgan Stanley Re-REMIC Trust
108,272	4.250%, due 12/19/40, Series 2011-KEY, Class A1 (c)	108,283
	Silver Bay Realty Trust
500,000	1.623%, due 9/17/31, Series 2014-1, Class B (a)(c)	494,794
	Velocity Commercial Capital Loan Trust
548,536	2.171%, due 9/25/44, Series 2014-1, Class A (a)(c)	543,544
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,527,748
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $10,077,175)	9,845,417

	MUNICIPAL BONDS - 8.8%
	Alaska - 0.3%
	Alaska Housing Finance Corp. Revenue Bonds
145,000	5.200%, due 6/1/33 (Callable 6/1/17)	145,838
	Florida - 0.7%
	Florida HomeLoan Corp. Revenue Bonds
319,474	2.800%, due 7/1/41 (Callable 1/1/20)	315,921
	Georgia - 0.5%
	Georgia Housing & Finance Authority Revenue Bonds
225,000	4.250%, due 12/1/24 (Callable 6/1/19)	238,324
	Indiana - 0.2%
	Indiana Housing & Community Development Authority Revenue Bonds
115,000	4.550%, due 7/1/27 (Callable 7/1/16)	116,673
	Maryland - 0.3%
	Maryland Community Development Administration Revenue Bonds
115,000	4.000%, due 9/1/25 (Callable 3/1/22)	119,407
	Minnesota - 0.9%
	Minnesota Housing Finance Agency Revenue Bonds
453,142	2.350%, due 3/1/43 (Callable 7/1/22)	436,412
	New Hampshire - 0.9%
	New Hampshire Housing Finance Authority Revenue Bonds
420,000	3.750%, due 7/1/34 (Callable 7/1/23)	448,447
	New Jersey - 1.7%
	New Jersey Higher Education Assistance Authority Revenue Bonds
300,000	4.000%, due 12/1/23 (Callable 12/1/22)	316,542
	New Jersey Housing & Mortgage Finance Agency Revenue Bonds
240,000	1.960%, due 11/1/18	240,336
240,000	2.164%, due 11/1/19	238,248
		795,126
	Oregon - 0.4%
	State of Oregon Housing & Community Services Department Revenue Bonds
175,000	5.000%, due 1/1/42 (Callable 7/1/22)	189,005

	South Carolina - 0.6%
	South Carolina State Housing Finance & Development Authority Revenue Bonds
290,000	5.150%, due 7/1/37 (Callable 7/1/15)(AMBAC Insured)	293,889
	Tennessee - 1.5%
	Memphis Center City Revenue Finance Corp. Revenue Bonds
445,000	4.180%, due 11/1/21 (AGM Insured)	491,445
	Tennessee Housing Development Agency Revenue Bonds
215,000	2.950%, due 1/1/17	220,590
		712,035
	Texas - 0.6%
	Bexar County Housing Finance Corp. Revenue Bonds
288,673	5.375%, due 10/1/39 (Callable 10/1/16)	303,032
	Wisconsin - 0.2%
	Wisconsin Housing & Economic Devlopment Authority Revenue Bonds
100,000	3.450%, due 4/1/20	105,527
	Total Municipal Bonds (cost $4,185,898)	4,219,636

	PRINCIPAL ONLY BOND - 0.7%
	South Carolina Student Loan Corp.
337,783	0.668%, due 1/25/41	335,510
	Total Principal Only Bond (cost $336,889)	335,510

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 7.0%
	FHLMC
24,261	8.850%, due 3/15/21, Series 129, Class H	27,148
103,357	3.250%, due 4/15/25, Series 3845, Class NA	105,820
25,749	3.500%, due 1/15/26, Series 3823, Class GA	27,106
39,165	3.500%, due 3/15/26, Series 3834, Class GA	41,434
362,862	2.000%, due 3/15/42, Series 4024, Class KP	368,821
296,205	2.000%, due 11/15/42, Series 4135, Class BQ	298,214
382,126	1.314%, due 10/25/44, Series T-62, Class 1A1 (a)	389,589
	FNMA
137,167	3.000%, due 10/25/38, Series 2010-137, Class MC	138,875
88,918	2.500%, due 10/25/39, Series 2010-118, Class DJ	90,418
30,408	2.000%, due 10/25/40, Series 2012-113, Class PB	30,569
352,321	3.000%, due 1/25/42, Series 2012-80, Class HD	357,871
439,014	1.000%, due 3/25/43, Series 2013-14, Class PB	433,640
	GNMA
37,182	5.410%, due 6/20/37, Series 2008-55, Class WT (a)	40,052
616,824	1.250%, due 12/16/27, Series 2012-143, Class XC	601,916
32,709	4.000%, due 10/20/38, Series 2009-75, Class LC	33,807
280,538	3.500%, due 9/16/39, Series 2010-144, Class DK	288,983
119,272	2.500%, due 9/20/39, Series 2010-150, Class GD	120,725
	Total Residential Mortgage-Backed Securities - Agency (cost $3,384,704)	3,394,988

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 25.5%
	Aames Mortgage Trust
14,834	4.500%, due 3/25/33, Series 2002-2, Class A2	14,766
	Accredited Mortgage Loan Trust
323,391	1.171%, due 1/25/33, Series 2002-2, Class A3 (a)	275,331
112,344	0.911%, due 10/25/33, Series 2003-2, Class A3 (a)	99,863
	Ameriquest Mortgage Securities, Inc.
313,418	5.210%, due 11/25/33, Series 2003-10, Class AF6 (a)	324,209
	Amortizing Residential Collateral Trust
12,688	0.751%, due 7/25/32, Series 2002-BC4, Class A (a)	11,805
26,729	0.811%, due 8/25/32, Series 2002-BC6, Class A1 (a)	25,835
	AMRESCO Residential Securities Corp. Mortgage Loan Trust
343,501	7.300%, due 2/25/28, Series 1998-2, Class A5	345,501
150,057	0.651%, due 7/25/28, Series 1998-3, Class A7 (a)	135,093
	Argent Securities, Inc.
51,746	2.796%, due 3/25/34, Series 2003-W7, Class M2 (a)	46,879
231,703	0.811%, due 6/24/34, Series 2004-W9, Class A2 (a)	216,601
	Asset Backed Funding Certificates
14,762	0.521%, due 7/25/35, Series 2005-OPT1, Class A1MZ (a)	14,633
	Banc of America Funding Corp.
35,584	1.995%, due 1/26/37, Series 2009-R6, Class 3A1 (a)(c)	35,645
	Banc of America Mortgage Securities, Inc.
143,993	4.750%, due 6/25/19, Series 2004-5, Class 4A1	145,938
51,475	2.483%, due 12/25/34, Series 2004-K, Class 4A1 (a)	50,441
	BCMSC Trust
90,389	7.180%, due 12/15/29, Series 1999-B, Class A3 (a)	50,813

	Bear Stearns Asset Backed Securities Trust
7,227	0.831%, due 10/25/32, Series 2002-2, Class A-1 (a)	6,908
9,934	5.500%, due 10/25/33, Series 2003-AC5, Class A2	10,301
375,256	0.911%, due 1/25/34, Series 2003-ABF1, Class A (a)	363,457
1,012,255	0.655%, due 9/25/34, Series 2005-CL1, Class A1 (a)	978,130
	Bear Stearns Mortgage Securities, Inc.
114,450	6.751%, due 3/25/31, Series 1997-6, Class 1A (a)	118,223
	Carrington Mortgage Loan Trust
147,089	0.271%, due 6/25/37, Series 2007-HE1, Class A1 (a)	146,574
	CDC Mortgage Capital Trust
192,084	0.791%, due 1/25/33, Series 2002-HE1, Class A (a)	183,342
172,390	0.791%, due 3/25/34, Series 2003-HE4, Class A1 (a)	138,247
	Centex Home Equity Loan Trust
43,835	4.250%, due 12/25/31, Series 2003-A, Class AF4	44,003
6,064	4.660%, due 12/25/32, Series 2002-D, Class AF6 (a)	6,157
	Chase Funding Mortgage Loan Asset-Backed Certificates
326,017	0.671%, due 2/25/35, Series 2004-2, Class 2A2 (a)	289,312
	Citigroup Mortgage Loan Trust, Inc.
4,193	0.581%, due 12/25/33, Series 2003-HE4, Class A (a)(c)	4,202
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1 (a)	280,775
	Countrywide Alternative Loan Trust
83,735	5.500%, due 4/25/34, Series 2004-J3, Class 1A1	86,833
19,122	5.500%, due 11/25/35, Series 2005-54CB, Class 1A7	19,165
61,783	5.500%, due 12/25/35, Series 2005-64CB, Class 1A7	61,677
	Countrywide Home Loans
18,552	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	18,882
	Countywide Asset-Backed Certificates
15,908	1.776%, due 1/25/34, Series 2004-BC1, Class M2 (a)	14,898
	Credit Suisse First Boston Mortgage Securities
274,159	4.500%, due 9/25/19, Series 2004-6, Class 5A1	274,366
	Credit-Based Asset Servicing and Securitization
24,630	3.950%, due 2/25/33, Series 2003-CB1, Class AF	24,921
	Delta Funding Home Equity Loan Trust
39,107	0.591%, due 6/25/27, Series 1997-2, Class A7 (a)	37,048
	Encore Credit Receivables Trust
630,000	0.661%, due 10/25/35, Series 2005-3, Class M2 (a)	616,864
	Equity One Mortgage Pass-Through Trust
354,589	0.671%, due 7/25/34, Series 2004-2, Class AV2 (a)	301,338
	GMACM Home Equity Loan Trust
268,483	0.611%, due 12/25/26, Series 2001-HE2, Class 1A1 (a)	240,623
221,171	4.590%, due 4/25/33, Series 2003-HE2, Class A5	222,708
	GSAA Trust
27,794	6.220%, due 4/25/34, Series 2004-3, Class M1	26,395
	GSMPS Mortgage Loan Trust
65,164	7.500%, due 1/25/35, Series 2005-RP1, Class 1A2 (c)	67,930
	HSI Asset Securitization Corp. Trust
25,000	0.461%, due 1/25/36, Series 2006-OPT2, Class 2A4 (a)	23,914
	Impac CMB Trust
416,123	5.216%, due 12/25/32, Series 2002-9F, Class A1	419,227
67,165	5.867%, due 12/25/32, Series 2002-9F, Class M1	67,979
	Irwin Home Equity Loan Trust
365,407	5.420%, due 6/25/35, Series 2005-1, Class M1	369,069
	MASTR Asset Securitization Trust
62,933	5.500%, due 7/25/33, Series 2003-6, Class 8A1	64,890
382,892	5.500%, due 11/25/33, Series 2003-10, Class 3A1	393,992
	Mastr Resecuritization Trust
6,192	2.921%, due 8/25/35, Series 2005-3CI, Class N1 (a)(c)	6,190
	Mastr Specialized Loan Trust
23,192	5.150%, due 7/25/35, Series 2005-02, Class A2 (a)(c)	23,198
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
131,451	2.609%, due 10/20/29, Series 1999-TBC3, Class A2 (a)	133,071
	Merrill Lynch Mortgage Synthetic
1,000,000	0.919%, due 6/28/35, Series 2005-ACR1, Class M2 (a)(c)	929,531
	RASC Trust
267,805	0.291%, due 1/25/34, Series 2007-KS2, Class AI2 (a)	264,466
100,000	0.651%, due 8/25/35, Series 2005-KS8, Class M3 (a)	94,190
	Renaissance Home Equity Loan Trust
360,079	0.591%, due 11/25/34, Series 2004-3, Class AV1 (a)	331,846
	Residential Asset Mortgage Products, Inc.

161,177	1.071%, due 8/25/34, Series 2004-RS8, Class MII1 (a)	155,181
	Residential Funding Mortgage Securities I, Inc.
77,629	3.504%, due 11/25/36, Series 2006-SA4, Class 2A1 (a)	69,256
	Saxon Asset Securities Trust
19,567	1.296%, due 12/25/32, Series 2002-3, Class M1 (a)	18,366
	Specialty Underwriting & Residential Finance Trust
167,732	0.871%, due 8/25/34, Series 2003-BC3, Class A (a)	156,491
	Structured Adjustable Rate Mortgage Loan Trust
104,782	0.816%, due 3/25/35, Series 2005-6XS, Class A4 (a)	104,343
	Structured Asset Securities Corp. Mortgage Loan Trust
398,918	5.000%, due 3/25/35, Series 2005-4XS, Class 1A3	403,280
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
48,049	3.450%, due 2/25/32, Series 2002-AL1, Class A2	47,936
129,205	1.146%, due 12/25/33, Series 2003-S2, Class M1A (a)	123,138
387,615	5.370%, due 12/25/33, Series 2003-S2, Class M1F	388,845
	SunTrust Adjustable Rate Mortgage Loan Trust
85,583	6.013%, due 2/25/37, Series 2007-1, Class 3A1 (a)	84,161
	Terwin Mortgage Trust
781,462	0.481%, due 7/25/36, Series 2005-12AL, Class AV2 (a)	744,405
	UCFC Home Equity Loan
14,383	6.905%, due 4/15/30, Series 1998-D, Class MF1	14,815
	WaMu Mortgage Pass-Through Certificates
80,951	1.942%, due 2/27/34, Series 2002-AR2, Class A (a)	79,018
	Wells Fargo Mortgage Backed Securities Trust
402,199	2.615%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	405,471
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $12,004,820)	12,292,901

	U.S. GOVERNMENT AGENCIES - 1.1%
	Aurora Military Housing LLC
500,000	5.350%, due 12/15/25 (c)(d)	542,500
	Total U.S. Government Agencies (cost $550,515)	542,500

	SHORT-TERM INVESTMENTS - 26.6%
	Private Placement Participation Agreements - 6.9%
236,880	Abington Emerson Reo III, 9.000%, 12/31/16 (d)(e)	236,880
889,198	BasePoint - BP GFM Trust, 10.000%, 5/5/17 (d)(g)	889,198
	BasePoint - BP Trust Series SLP-III
207,790	8.000%, 5/5/17 (d)(h)	207,790
250,000	10.000%, 5/5/17 (d)(h)	250,000
	BasePoint Merchant Lending Trust, Series SPL-II
1,708,163	8.000%, due 5/31/15, Series SPL-II (d)(f)	1,708,163
31,915	BasePoint TTNA Trust, 12.000%, 7/15/15 (d)(i)	31,915
	Total Private Placement Participation Agreements (cost $3,323,946)	3,323,946

	Repurchase Agreements - 17.3%
3,225,000	RBC Capital Markets Corp.
	0.000%, dated 2/25/15, matures 3/4/15,
	repurchase price $3,225,000,
	collateralized by U.S. Treasury securities (j)	3,225,000
5,125,000	RBC Capital Markets Corp.
	0.000%, dated 2/25/15, matures 3/4/15,
	repurchase price $5,125,000,
	collateralized by U.S. Treasury securities (j)	5,125,000
	Total Repurchase Agreements (cost $8,350,000)	8,350,000

	Money Market Fund - 2.4%
1,152,668	First American Government Obligations Fund - Class Z, 0.01% (b)	1,152,668
	Total Money Market Fund (cost $1,152,668)	1,152,668
	Total Short-Term Investments (cost 12,826,614) - 100.0%	12,826,614

	Total Investments (cost $56,798,666) - 117.7%	56,780,103
	Liabilities less Other Assets - (17.7)%	(8,545,967)
	TOTAL NET ASSETS - 100.0%	$48,234,136

(a)	Variable rate security. Rate shown reflects the rate in effect at February 28, 2015.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2015.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A
	of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified
	institutional buyers." The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines
	approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2015, the value of these investments
	was $12,302,915 or 25.5% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of February 28, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Abington Emerson Reo III.
(f)	Agreement is illiquid as of February 28, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint Merchant Lending Trust, Series SPL-II.
(g)	Agreement is illiquid as of February 28, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP GFM Trust.
(h)	Agreement is illiquid as of February 28, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Trust Series SLP-III.
(i)	Agreement is illiquid as of February 28, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint TTNA Trust.
(j)	The Fund has sold the collateral related to the repurchase agreements held.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Securities Sold Short - February 28, 2015 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY SECURITIES - 17.2%
	United States Treasury Note
$5,000,000	2.000%, due 7/31/20	$5,107,810
3,000,000	2.750%, due 11/15/23	3,196,407
	Total U.S. Treasury Securities (proceeds $7,972,063)	$8,304,217

Semper Funds
Notes to the Schedule of Investments
February 28, 2015 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

Municipal Securities: Municipal securities are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

U.S. Government Securities: U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2015:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$5,693,813	$4,627,355	$10,321,168
Commercial Mortgage-Backed Securities - Agency	-	431,827	-	$431,827
Commercial Mortgage-Backed Securities – Non-Agency	-	27,745,547	2,945,098	30,690,645
Residential Mortgage-Backed Securities - Agency	-	305,657	-	305,657
Residential Mortgage-Backed Securities – Non-Agency	-	101,193,672	2,210,992	103,404,664
U.S. Government Agency	-	3,182,051	-	3,182,051
Total Fixed Income	-	138,552,567	9,783,445	148,336,012
Short-Term Investments	12,705,985	-	-	12,705,985
Total Investments	$12,705,985	$138,552,567	$9,783,445	$161,041,997

Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$-	$5,548,691	$549,485	$6,098,176
Commercial Mortgage-Backed Securities - Agency	-	7,224,361	-	7,224,361
Commercial Mortgage-Backed Securities – Non-Agency	-	9,033,951	811,466	9,845,417
Municipal Bonds	-	4,219,636	-	4,219,636
Principal Only Bond	-	335,510	-	335,510
Residential Mortgage-Backed Securities - Agency	-	3,394,988	-	3,394,988
Residential Mortgage-Backed Securities – Non-Agency	-	12,292,901	-	12,292,901
U.S. Government Agencies	-	-	542,500	542,500
Total Fixed Income	-	42,050,038	1,903,451	43,953,489
Private Placement Participation Agreements	-	-	3,323,946	3,323,946
Repurchase Agreements	-	8,350,000	-	8,350,000
Money Market Fund	1,152,668	-	-	1,152,668
Total Assets	$1,152,668	$50,400,038	$5,227,397	$56,780,103

Liabilities:
Securities Sold Short	$-	$8,304,217	$-	$8,304,217
Total Liabilities	$-	$8,304,217	$-	$8,304,217

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at February 28, 2015, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

       Investments in Securities, at Value
	Asset-Backed Securities	Commercial MBS – Non-Agency	Residential MBS – Non-Agency
Balance as of November 30, 2014	$4,329,125	$2,377,978	$1,027,610
Accrued discounts/(premiums)	-	10,180	5,289
Realized gain/(loss)	-	6,101	4,753
Change in unrealized appreciation/(depreciation)	14,226	(12,176)	2,584
Purchases	-	304,002	1,200,071
Sales	(24,486)	(80,049)	(29,315)
Transfers in and/or out of Level 3	-	-	-
Balance as of February 28, 2015	$4,318,865	$2,606,036	$2,210,992

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2015, and still classified as level 3 was $4,634.

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
	Asset-Backed Securities	Commercial MBS – Non-Agency	U.S. Government Agencies	Private Placement Participation Agreements
Balance as of November 30, 2014	$546,906	$860,826	$541,250	$3,629,497
Accrued discounts/(premiums)	-	(1,757)	(916)	-
Realized gain/(loss)	-	(1,984)	-	(595)
Change in unrealized appreciation/(depreciation)	2,579	(1,782)	2,166	-
Purchases	-	-	-	5,711,951
Sales	-	(43,837)	-	(6,016,907)
Transfers in and/or out of Level 3	-	-	-	-
Balance as of February 28, 2015	$549,485	$811,466	$542,500	$3,323,946

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2015, and still classified as level 3 was $2,963.

The Funds’ primary pricing service was unable to provide a valuation for 15 securities held on February 28, 2015.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds’ adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  The primary pricing service was not able to provide a valuation for one new security held in the Semper MBS Total Return Fund which was then priced at cost.  One security held in both Funds was valued based on a price provided by the primary pricing service, however, the price was based on a single broker quote.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of February 28, 2015, are as follows:

Investments in Securities	Value at 2/28/15	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – Abington Emerson Reo III	$236,880	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9.5%, approximately 5% higher than the yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 15% subordination, approximately 50% overcollateralization, and access to timely loan cash flow information.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is largely offset by the approximate 1.2 year average life.  A yield spread of 5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 2/15/15, the Index current yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – Basepoint – BP GFM Trust	$889,198	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 8%, which was approximately 3.5% higher than the  yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the approximate 1.2 year average life.  A yield spread of 3.5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 2/28/15, the Index current yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – Basepoint – BP Trust Series SLP-III	$207,790	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9%, which was approximately 4.5% higher than the current yield of the Barclays Capital High Yield Loan Index.  The credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 5% subordination, transaction structure allowing losses more than 3 times greater than base case before any interest rate impairment and over 4.5 times before any principal impairment.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is largely offset by the approximate 1.5 year average life.  A yield spread of 4.5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 2/28/15, the Barclays Loan Index current yield remains approximately the same as the time of purchase (+445 basis point spread over its benchmark, LIBOR), and a price of par results in a very similar spread to the Barclays Loan Index..

Private Placement Participation Agreements – Basepoint – BP Trust Series SLP-III	$250,000	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 8%, approximately 3.24% higher than the current yield of the Barclays Capital High Yield Loan Index. In our view, the credit quality is higher than the average quality of the Index from a combination of overcollateralization,  subordination, excess spread, historical collateral performance and sponsor performance, and sponsor guarantees.  Since purchase, cash flows and asset performance has met expectations.  Index yield remains roughly unchanged, and a price of par results in the same yield spread.

Private Placement Participation Agreements – Basepoint Merchant Lending Trust - Series SPL-II	$1,708,163	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
   At the time of purchase, the loan participation’s projected yield to maturity was 8%, approximately 3.25% higher than the current yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a  combination of 5% subordination, lockbox and waterfall features, overcollateralization and quality of receivables securing the loans including merchant cash advances, small business loan receivables, and point of sale leases.  Since purchase, cash flows and asset quality has been as expected.  The Index yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – Basepoint TTNA Trust	$31,915	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 12%, with very strong collateral, overcollateralization, seniority with strong waterfalls and sponsor guarantees.  Expected paydowns over several weeks at most, and fully paid down in March.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At February 28, 2015, the Short Duration Fund had investments in illiquid securities with a total value of $3,323,946 or 6.9% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
Abington Emerson Reo III	$236,880	3/14 – 6/14	$236,880
Basepoint – BP GFM Trust	889,198	5/14 – 8/14	889,198
BasePoint - BP Trust Series SLP-III	457,790	10/14	457,790
Basepoint Merchant Lending Trust – Series SPL-II	1,708,163	1/15 – 2/15	1,708,163
Basepoint TTNA Trust	31,915	1/15	31,915

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

MBS Total Return Fund

Cost of investments	$160,035,245

Gross unrealized appreciation	$2,524,447
Gross unrealized depreciation	(1,517,695)
Net unrealized appreciation	$1,006,752

Short Duration Fund

Cost of investments	$56,798,785

Gross unrealized appreciation	$601,364
Gross unrealized depreciation	(620,046)
Net unrealized depreciation	$(18,682)

 *Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 4/20/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 4/20/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 4/20/2015

* Print the name and title of each signing officer under his or her signature.